FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
At 1 January	£ 423	£ 562
Income statement charge (credit)	70	(134)
Transfers	(19)	(5)
At 31 December	£ 474	£ 423